Fair value disclosures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Level 2 | Financial Products | Nonrecurring basis
Fair value of impaired loans
Impaired loans	$ 91	$ 248
Level 3 | REIT | Recurring basis
Roll-forward of assets measured at fair value using Level 3 inputs
Balance at beginning of period	0
Purchases of securities	25
Sale of securities	0
Gains (losses) included in Accumulated other comprehensive income (loss)	0
Balance at end of period	$ 25